DESCRIPTION OF PLAN - Additional Information (Details) - EBP 008	12 Months Ended
	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Post tax, maximum annual compensation to total compensation, percentage	50.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Maximum vesting age | year	65
EBP, Employer Contribution Vesting Service Period	1 year
Forfeited nonvested account	$ 1,700,000	$ 100,000
Forfeited nonvested account, decrease from employer contribution		600,000
Forfeited nonvested account, decrease from administrative expense	200,000	$ 100,000
Defined benefit pension plan asset surplus decrease from employer contribution	5,200,000
Defined benefit pension plan asset surplus	$ 1,200,000
Maximum number of loans | loan	2
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%